Regulatory Assets and Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory Matters [Line Items]
Deferred income tax regulatory asset and liability	$ 66	$ 127
Revenues	7,780	7,225
Regulatory assets	3,153	3,787
Distribution [Member]
Regulatory Matters [Line Items]
Revenues	5,660	5,359
Transmission [Member]
Regulatory Matters [Line Items]
Revenues	2,077	1,824
Polychlorinated Biphenyl Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	3	18
Increase (decrease) in OM&A expenses		18
Environmental [Member]
Regulatory Matters [Line Items]
Increase (decrease) in amortization expense	33	30
Increase (decrease) in financing chargers	1	1
Deferred Tax Asset Sharing [Member]
Regulatory Matters [Line Items]
Regulatory assets	73	204
Deferred Tax Asset Sharing [Member] | Distribution [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory assets	24	72
Deferred Tax Asset Sharing [Member] | Transmission [Member] | Hydro One Networks [Member]
Regulatory Matters [Line Items]
Regulatory assets	49	132
Stock-Based Compensation [Member]
Regulatory Matters [Line Items]
Increase (decrease) in OM&A expenses	(2)	1
Regulatory assets	34	38
CDM Variance [Member] | Transmission [Member]
Regulatory Matters [Line Items]
Revenues	23
RRRP variance [Member]
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	15	4
Regulatory assets	25	10
Increase (decrease) in revenue	(15)	(4)
Post-Retirement and Post-Employment Benefits [Member]
Regulatory Matters [Line Items]
Increase (decrease) in other comprehensive income	473	94
Pension Benefit Regulatory Asset / Liability [Member]
Regulatory Matters [Line Items]
Increase (decrease) in OM&A expenses	(36)	132
Regulatory assets	0	713
Increase (decrease) in other comprehensive income	1,035	1,017
Pension Cost Differential [Member]
Regulatory Matters [Line Items]
Increase (decrease) in revenue	$ 4	$ 1